Consolidated Statement of Cash Flows (USD $) In Thousands, unless otherwise specified	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2013	Sep. 30, 2012	Sep. 30, 2013	Sep. 30, 2012	Dec. 31, 2012	Dec. 31, 2011
Funds Provided (Used) - Operating Activities
Net profit (loss)	$ (599)	$ (698)	$ (995)	$ (1,912)	$ (2,250)	$ (2,452)
Amortization	17	10	53	27	46	37
Stock-based compensation	35	14	82	43	59	51
Accounts receivable write-off					0	53
Total adjustments	(547)	(674)	(860)	(1,842)	(2,145)	(2,311)
Changes in assets and liabilities
Accounts receivable	305	245	1,227	118	(1,019)	(38)
Prepaid and other assets	(128)	16	(120)	1	(34)	(21)
Other receivables	56	(34)	1	195	247	(263)
Accounts payable and other accrued liabilities	(23)	(33)	(745)	(416)	390	317
Deferred revenue	(74)	0	(228)	1,000	923	0
Net change in assets and liabilities	136	194	135	898	507	(5)
Net cash provided (used) by operating activities	(411)	(480)	(725)	(944)	(1,638)	(2,316)
Financing Activities
Issuance of common stock and warrants					0	3,231
Proceeds from exercise of warrants and stock options	714	103	1,496	337	365	1,918
Transaction Costs					0	(369)
Net cash provided by financing activities	714	103	1,496	337	365	4,780
Investing Activities
Additions to property and equipment	(99)	(6)	(260)	(248)	(270)	(34)
Additions to intangible assets					0	125
Net cash used in investing activities	(99)	(6)	(260)	(248)	(270)	(159)
Increase (Decrease) in Cash and Cash Equivalents	204	(383)	511	(855)	(1,543)	2,305
Effect of Foreign Exchange on Cash and Cash Equivalents	63	96	(19)	118	97	56
Cash and Cash Equivalents
Beginning of Period	2,284	3,055	2,059	3,505	3,505	1,144
End of Period	$ 2,551	$ 2,768	$ 2,551	$ 2,768	$ 2,059	$ 3,505